Offerings - Offering: 1	Nov. 21, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share (1)
Amount Registered | shares	20,946,844
Proposed Maximum Offering Price per Unit | $ / shares	1.71
Maximum Aggregate Offering Price	$ 35,819,103.2
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,946.62
Offering Note	Covers (i) 10,248,187 additional shares of common stock, par value $0.001 per share (the “Common Stock”), available for issuance under the Soluna Holdings, Inc. Third Amended and Restated 2021 Stock Incentive Plan, as amended (the “2021 Plan”), based upon the total number of shares of Common Stock outstanding on October 1, 2025, and (ii) 10,698,657 additional shares of Common Stock available for issuance under the Soluna Holdings, Inc. Amended and Restated 2023 Stock Incentive Plan, as amended (the “2023 Plan”), based upon the total number of shares of Common Stock outstanding on October 1, 2025. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of Common Stock that become issuable under the 2021 Plan and the 2023 Plan in respect of the securities identified in the above table by reason of any stock split, stock dividend, antidilution provisions, and similar transactions.Pursuant to Rules 457(c) and 457(h) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated for the purpose of calculating the amount of the registration fee and are based on the average of the high and low sales price on the NASDAQ Capital Market on November 14, 2025.The Registrant does not have any fee offsets.